Note 9 - Income Taxes (Details) - Income Tax Expense on the Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Note 9 - Income Taxes (Details) - Income Tax Expense on the Consolidated Statements of Operations [Line Items]
Tax (benefit) computed at statutory rate of 35%				$ (5,149)	$ 6,857		$ (646)
Income not subject to federal taxes				5,274	(4,793)		646
State income taxes, net of federal benefit				326	535		0
Tax on conversion of TIR, Inc. to pass through entities				0	12,892		0
Other				17	(254)		0
Total income tax expense	13,973	1,211	53	468	15,237	[1]	0
Predecessor [Member]
Note 9 - Income Taxes (Details) - Income Tax Expense on the Consolidated Statements of Operations [Line Items]
Tax (benefit) computed at statutory rate of 35%							2,170
Income not subject to federal taxes							(2,170)
State income taxes, net of federal benefit							0
Tax on conversion of TIR, Inc. to pass through entities							0
Other							0
Total income tax expense							$ 0

[1]	Recast - Note 2